TAXES ON INCOME (Schedule Of Taxes Paid In Cash) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Total taxes paid in cash	$ 1,576	$ 1,886	$ 13,641
State and Local Jurisdiction [Member] | Israel [Member]
Income Tax Examination [Line Items]
Total taxes paid in cash	369
Foreign Tax Jurisdiction [Member] | Moldova [Member]
Income Tax Examination [Line Items]
Total taxes paid in cash	395
Foreign Tax Jurisdiction [Member] | Brazil [Member]
Income Tax Examination [Line Items]
Total taxes paid in cash	384
Foreign Tax Jurisdiction [Member] | United States [Member]
Income Tax Examination [Line Items]
Total taxes paid in cash	274
Other foreign jurisdictions [Member]
Income Tax Examination [Line Items]
Total taxes paid in cash	$ 154